Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2016 HKD
Accounting Policies [Line Items]
Subordinated Borrowing, Interest Rate	5.20%	7.11%	7.11%
Cash, FDIC Insured Amount	$ 250,000			HKD 500,000
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	52 years
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	50 years